Taxation	12 Months Ended
Jun. 30, 2025
Taxation [Abstract]
TAXATION
16.	TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

According to Tax Amendment No. 3 Ordinance 2018 published by the Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the first 2.0 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2.0 million will be taxed at 16.5%. Under Hong Kong tax laws, Scage HK is not taxed on its foreign-sourced income. Additionally, upon payments of dividends from Scage HK to its shareholders, no withholding tax in Hong Kong will be imposed.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% on its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body “as” the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered as a resident enterprise for PRC tax purposes for the years ended June 30, 2025, 2024 and 2023.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. Nanjing Scage Automobile Technology Co., Ltd. obtained its HNTE status in 2021 and enjoyed the preferential tax rate for the period of three years through December 2023. In November 2024, Nanjing Scage Automobile Technology Co., Ltd. renewed the HNTE, which allows it to enjoy a preferential tax rate of 15% for the period of three years through December 2026.

According to Caishui [2019] No.13, [2021] No.12, announcement of the Ministry of Finance and the State Taxation Administration, and [2023] No.12, announcement of the Ministry of Finance and the State Taxation Administration, small, low profit enterprises shall meet three conditions for enjoying preferential tax conditions, including (i) annual taxable income of no more than RMB3 million (US$418,784), (ii) no more than 300 employees, and (iii) total assets of no more than RMB50 million (US$6,979,731).

According to [2021] No.8, announcement of the State Taxation Administration, which became effective on January 1, 2021 and until to December 31, 2022, small, low profit enterprises whose annual taxable income is no more than RMB1 million (US$139,595) is subject to the preferential income tax rate of 2.5% (only 12.5% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

According to [2022] No.13, announcement of the Ministry of Finance and the State Taxation Administration, which became effective on January 1, 2022 and until to December 31, 2024, small, low profit enterprises whose annual taxable income exceed RMB1 million (US$139,595) but no more than RMB3 million (US$418,784) are subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

According to [2023] No.06, announcement of the Ministry of Finance and the State Taxation Administration, which became effective on January 1, 2023 and until to December 31, 2024, small, low profit enterprises whose annual taxable income is no more than RMB1 million (US$139,595) is subject to the preferential income tax rate of 5% (only 25%% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

According to [2023] No.12, announcement of the Ministry of Finance and the State Taxation Administration, which became effective on August 2, 2023 and until to December 31, 2027, small, low profit enterprises is subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

For the years ended June 30, 2025, 2024 and 2023, some PRC subsidiaries are qualified small, low profit enterprises as defined, and thus are eligible for the above preferential tax rates for small, low profit enterprises.

According to [2021] No.13, announcement of the Ministry of Finance and the State Taxation Administration, which became effective from January 1, 2021, an enterprise engaged in manufacturing business and whose main operating revenue accounts for more than 50% of the total revenue, is entitled to claim an additional tax deduction amounting to 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year. The same tax incentives policy further applies to all enterprises according to [2022] No.16, announcement of the Ministry of Finance, the State Taxation Administration and Ministry of Science and Technology, and [2023] No.7, announcement of the Ministry of Finance and the State Taxation Administration, which became effective from January 1, 2022 and 2023, respectively.

According to [2023] No.7, announcement of the Ministry of Finance and the State Taxation Administration, effective from January 1, 2023 onwards, enterprises engaging in research and development activities are entitled to claim an additional tax deduction amounting to 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year.

The income tax provision consists of the following components:

For the years ended June 30,
	2025	2024	2023
Current income tax expense	$-	$-	$-
Deferred income tax expense	-	-	-
Total income tax expense	$-	$-	$-

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended June 30,
	2025	2024	2023
Loss before income tax expense	$13,065,903	$5,980,776	$6,618,209
Income tax expense at the PRC statutory rate of 25%	3,266,475	1,495,193	1,654,553
Impact of different tax rates in other jurisdictions	(1,222,580)	(155,074)	-
Effect of preferential tax rate(a)	(925,755)	(715,782)	(712,507)
Tax effect of entertainment expense	(163,943)	(191,237)	(200,297)
Tax effect of welfare expense	-	-	(181)
Tax effect of R&D expense additional deduction	317,569	337,007	270,598
Tax effect of non-deductible expenses	-	-	(142,177)
Tax effect of true-up on NOL	(329,487)	(80,363)	-
Change in valuation allowance	(942,279)	(689,744)	(869,989)
Income tax expense	$-	$-	$-

(a)	The Group’s subsidiary Scage Nanjing is subject to a favorable tax rate of 15% as a “High and New Technology Enterprise” (“HNTE”), all the Group’s other subsidiaries are subject to a favorable tax rate of 5% or 5% as small, low-profit enterprises. For the years ended June 30, 2025, 2024 and 2023, per share effect of preferential tax were (US$0.01), (US$0.01) and (US$0.01), respectively.

As of June 30, 2025 and 2024, the significant components of the deferred tax assets and deferred tax liabilities are summarized below:

	As of June 30,
	2025	2024
Deferred tax assets:
Net operating loss carry-forwards	$2,915,140	$2,107,134
Excess advertising expense	2	2
Allowance for credit losses	34,390	36,061
Inventory write-downs	242,646	191,624
Impairment of long-lived assets	13,992	17,038
Accrued expenses	201,770	81,123
Operating lease liabilities	19,672	38,152
Net-off with deferred tax liabilities	(29,907)	(57,288)
Total deferred tax assets	3,397,705	2,413,846
Less: Valuation allowance	(3,397,705)	(2,413,846)
Total deferred tax assets, net	$-	$-

	As of June 30,
	2025	2024
Deferred tax liabilities:
Accelerated depreciation of fixed assets	$(1,544)	$(4,557)
Fixed assets cost adjustment arise from internal transactions	(9,437)	(10,190)
Right-of-use assets	(18,926)	(42,541)
Net-off with deferred tax assets	29,907	57,288
Total deferred tax assets, net	$-	$-

Changes in valuation allowance are as follows:

	For the years ended June 30,
	2025	2024	2023
Balance at the beginning of the period	$2,413,846	$1,731,915	$968,543
Additions	973,201	714,889	917,786
Utilization	(30,922)	(25,145)	(47,797)
Effect of change of preferential tax rate	-	-	3,121
Foreign exchange effect	41,580	(7,813)	(109,738)
Balance at the end of the period	$3,397,705	$2,413,846	$1,731,915

According to PRC tax regulations, the PRC enterprise net operating loss can generally be carried forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no longer than ten years, starting from the year subsequent to the year in which the loss was incurred. The Group will re-apply for the HNTE certificate when the prior certificate expires in the foreseeable future. As of June 30, 2025 and 2024, the Group had net operating loss carryforwards of US$21,406,430 and US$15,565,700, respectively, which arose from the Group’s subsidiaries established in the PRC. As of June 30, 2025, net operating loss carryforwards from PRC will expire in calendar years 2026 through 2035, if not utilized.

As of June 30, 2025 and 2024, the Group did not recognize any net deferred tax assets, as the Group has provided a valuation allowance of US$3,397,705 and US$2,413,846, respectively, for which it has concluded that it is more likely than not that these net operating losses would not be utilized in the future due to the Group’s history of losses.

Uncertain Tax Position

As of June 30, 2025 and 2024, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended June 30, 2025, 2024 and 2023, the Group did not incur any interest and penalties related to potential underpaid income tax expense. In general, the PRC tax authority has up to five years to conduct examinations of the Group’s tax filings. As of June 30, 2025, tax years from 2020 through 2024 for the Group’s affiliated entities in the PRC remain open for statutory examination by the PRC tax authorities.